INTANGIBLE ASSETS (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	SFr 1,529.9
Intangible assets other than goodwill at end of period	1,084.4	SFr 1,529.9
Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	928.9
Intangible assets other than goodwill at end of period	609.1	928.9
Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	332.6
Intangible assets other than goodwill at end of period	265.6	332.6
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	259.9
Reclassifications	10.9
Intangible assets other than goodwill at end of period	201.8	259.9
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	8.5
Intangible assets other than goodwill at end of period	7.9	8.5
Principal amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3,260.3	3,165.7
Additions from business combinations		8.4
Additions	101.9	160.5
Retirements and disposals	(194.1)	(75.7)
Reclassifications	76.4
Other	5.5	1.4
Intangible assets other than goodwill at end of period	3,250.0	3,260.3
Principal amount | Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,955.8	1,972.0
Additions from business combinations		8.4
Additions	0.0	0.3
Retirements and disposals	0.0	(27.4)
Reclassifications	0.0
Other	1.9	2.5
Intangible assets other than goodwill at end of period	1,957.7	1,955.8
Principal amount | Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	652.1	652.1
Additions from business combinations		0.0
Additions	2.0	0.0
Retirements and disposals	(153.5)	0.0
Reclassifications	0.0
Other	0.0	0.0
Intangible assets other than goodwill at end of period	500.6	652.1
Principal amount | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	635.2	523.3
Additions from business combinations		0.0
Additions	99.9	160.2
Retirements and disposals	(32.6)	(48.3)
Reclassifications	76.4
Other	0.0	0.0
Intangible assets other than goodwill at end of period	778.9	635.2
Principal amount | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	17.2	18.3
Additions from business combinations		0.0
Additions	0.0	0.0
Retirements and disposals	(8.0)	0.0
Reclassifications	0.0
Other	3.6	(1.1)
Intangible assets other than goodwill at end of period	12.8	17.2
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,730.4)	(1,266.6)
Retirements and disposals	194.1	75.7
Reclassifications	(65.5)
Other	(13.9)	0.1
Amortization	(549.9)	(539.6)
Intangible assets other than goodwill at end of period	(2,165.6)	(1,730.4)
Accumulated depreciation and impairment | Brands and customers relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(1,026.9)	(732.3)
Retirements and disposals	0.0	27.4
Reclassifications	0.0
Other	0.0	0.0
Amortization	(321.7)	(322.0)
Intangible assets other than goodwill at end of period	(1,348.6)	(1,026.9)
Accumulated depreciation and impairment | Licenses and rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(319.5)	(252.7)
Retirements and disposals	153.5	0.0
Reclassifications	0.0
Other	0.0	0.0
Amortization	(69.0)	(66.8)
Intangible assets other than goodwill at end of period	(235.0)	(319.5)
Accumulated depreciation and impairment | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(375.3)	(280.0)
Retirements and disposals	32.6	48.3
Reclassifications	(65.5)
Other	(13.9)	0.0
Amortization	(155.0)	(143.6)
Intangible assets other than goodwill at end of period	(577.1)	(375.3)
Accumulated depreciation and impairment | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(8.7)	(1.6)
Retirements and disposals	8.0	0.0
Reclassifications	0.0
Other	0.0	0.1
Amortization	(4.2)	(7.2)
Intangible assets other than goodwill at end of period	SFr (4.9)	SFr (8.7)